UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22949

 NAME OF REGISTRANT:                     Calamos Dynamic Convertible
                                         and Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos Sr., President
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          630-245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Calamos Dynamic Convertible & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ILLUMINA, INC.                                                                              Agenda Number:  934367079
--------------------------------------------------------------------------------------------------------------------------
        Security:  452327109
    Meeting Type:  Annual
    Meeting Date:  18-May-2016
          Ticker:  ILMN
            ISIN:  US4523271090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: FRANCES ARNOLD, PH.D.               Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: FRANCIS A. DESOUZA                  Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: KARIN EASTHAM, CPA                  Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       JANUARY 1, 2017.

3.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF THE NAMED EXECUTIVE
       OFFICERS AS DISCLOSED IN THE PROXY
       STATEMENT.

4.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       RATIFICATION OF CERTAIN SUPERMAJORITY
       VOTING PROVISIONS IN OUR CERTIFICATE OF
       INCORPORATION AND BYLAWS.




--------------------------------------------------------------------------------------------------------------------------
 UNITED TECHNOLOGIES CORPORATION                                                             Agenda Number:  934342407
--------------------------------------------------------------------------------------------------------------------------
        Security:  913017109
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2016
          Ticker:  UTX
            ISIN:  US9130171096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOHN V. FARACI                      Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JEAN-PIERRE GARNIER                 Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: GREGORY J. HAYES                    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: EDWARD A. KANGAS                    Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ELLEN J. KULLMAN                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: MARSHALL O. LARSEN                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: HAROLD MCGRAW III                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: RICHARD B. MYERS                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: FREDRIC G. REYNOLDS                 Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: BRIAN C. ROGERS                     Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: H. PATRICK SWYGERT                  Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: ANDRE VILLENEUVE                    Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: CHRISTINE TODD                      Mgmt          For                            For
       WHITMAN

2.     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP                 Mgmt          For                            For
       TO SERVE AS INDEPENDENT AUDITOR FOR 2016.

3.     AMENDMENT TO OUR RESTATED CERTIFICATE OF                  Mgmt          For                            For
       INCORPORATION TO ELIMINATE CUMULATIVE
       VOTING FOR DIRECTORS.

4.     AN ADVISORY VOTE TO APPROVE THE                           Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Calamos Dynamic Convertible and Income Fund
By (Signature)       /s/ John P. Calamos Sr.
Name                 John P. Calamos Sr.
Title                President
Date                 08/30/2016